Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • July 31, 2019 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (32.9%)
		Australia (1.6%)
		Basic Materials
	$1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40%	09/29/27	$1,255,634

		Consumer, Non-Cyclical
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,573,212

		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,211,205
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,258,685
	2,875	Santos Finance Ltd.	4.125	09/14/27	2,864,943
					5,334,833
		Finance
	1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,439,002

		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125	06/01/26	2,048,778
		Total Australia			11,651,459

		Belgium (0.3%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	1,201,785
	700	Solvay Finance SA	5.425	(b)	897,017
		Total Belgium			2,098,802

		Brazil (0.5%)
		Consumer, Non-Cyclical
	$1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,202,154

		Energy
	1,980	Petrobras Global Finance BV	5.999	01/27/28	2,165,130
		Total Brazil			3,367,284

		Canada (0.7%)
		Basic Materials
	1,525	Eldorado Gold Corp. (a)	9.50	06/01/24	1,578,375
	1,000	IAMGOLD Corp. (a)(c)	7.00	04/15/25	1,055,000
	1,600	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,654,320
					4,287,695
		Energy
	425	Baytex Energy Corp. (a)	5.125	06/01/21	426,594

		Industrials
	600	Bombardier, Inc. (a)	7.45	05/01/34	603,000
		Total Canada			5,317,289

		Chile (0.2%)
		Energy
	1,300	Geopark Ltd. (a)	6.50	09/21/24	1,356,875

		China (0.8%)
		Basic Materials
	1,000	Syngenta Finance N.V. (a)	4.441	04/24/23	1,046,008
		Communications
	2,000	Baidu, Inc.	2.875	07/06/22	2,004,376
	2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,167,770
					4,172,146
		Energy
	1,000	Moss Creek Resources Holdings, Inc. (a)	7.50	01/15/26	787,500

		Total China				6,005,654

		Colombia (0.0%)
		Communications
325		Millicom International Cellular SA	6.625		10/15/26	354,656

		Denmark (0.1%)
		Finance
850		Danske Bank A/S (a)	5.00		01/12/22	890,602

		France (2.1%)
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific SE	4.875		(b)	581,009
1,150		Europcar Mobility Group	4.125		11/15/24	1,336,297
						1,917,306
		Energy
1,600		TOTAL SA	2.708		(b)	1,899,613
	$600	TOTAL SA, FP	0.50		12/02/22	628,800
						2,528,413
		Finance
EUR	1,700	AXA SA	3.25		05/28/49	2,127,295
1,500		BNP Paribas SA	2.875		10/01/26	1,908,526
	$1,875	BPCE SA (a)	5.15		07/21/24	2,029,628
EUR	2,000	Credit Agricole Assurances SA	4.50		(b)	2,502,153
						8,567,602
		Industrials
800		Airbus SE, AIR	0.00	(d)	07/01/22	1,162,262
500		Orange SA	5.00		(b)	668,295
						1,830,557
		Total France				14,843,878

		Germany (1.6%)
		Consumer, Cyclical
1,400		Volkswagen International Finance N.V.	4.625		(b)	1,703,601
		Consumer, Non-Cyclical
	$2,750	Bayer US Finance LLC (a)	3.00		10/08/21	2,765,881
EUR	900	Fresenius SE & Co., KGaA, FREG	0.00	(d)	01/31/24	995,967
						3,761,848
		Finance
	$1,550	Deutsche Bank AG	2.70		07/13/20	1,542,397
2,625		Deutsche Bank AG	3.15		01/22/21	2,612,005
EUR	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25		05/26/49	1,579,815
						5,734,217
		Total Germany				11,199,666

		India (0.5%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35		05/20/24	1,226,889
600		Bharti Airtel Ltd.	4.375		06/10/25	610,401
						1,837,290
		Energy
1,800		ONGC Videsh Vankorneft Pte Ltd.	3.75		07/27/26	1,844,463
		Total India				3,681,753

		Indonesia (0.2%)
		Energy
1,700		Pertamina Persero PT (a)	3.65		07/30/29	1,712,132

		Ireland (0.6%)
		Industrials
EUR	1,250	Eircom Finance DAC	3.50	05/15/26	1,443,037
1,200		James Hardie International Finance DAC	3.625	10/01/26	1,416,221
	$1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,349,065
		Total Ireland			4,208,323

		Israel (0.2%)
		Consumer, Non-Cyclical
600		Teva Pharmaceutical Finance Netherlands III BV	2.20	07/21/21	565,320
750		Teva Pharmaceutical Finance Netherlands III BV (c)	6.75	03/01/28	674,063
		Total Israel			1,239,383

		Italy (1.5%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75	01/24/33	671,471

		Finance
1,100		Assicurazioni Generali SpA	10.125	07/10/42	1,533,043
1,400		Intesa Sanpaolo SpA	1.125	07/14/25	1,670,407
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,048,817
725		UniCredit SpA (a)(c)	6.572	01/14/22	776,120
					5,028,387
		Utilities
3,000		Enel Finance International N.V. (a)	4.25	09/14/23	3,161,094
EUR	1,400	Enel SpA	2.50	11/24/78	1,593,454
					4,754,548
		Total Italy			10,454,406

		Jamaica (0.0%)
		Communications
	$500	Digicel Ltd. (c)	6.00	04/15/21	346,250

		Japan (0.4%)
		Consumer, Non-Cyclical
2,925		Takeda Pharmaceutical Co., Ltd. (a)	4.40	11/26/23	3,125,684

		Luxembourg (0.2%)
		Industrials
1,690		Intelsat Jackson Holdings SA	5.50	08/01/23	1,565,363

		Macau (0.2%)
		Consumer, Cyclical
1,200		Sands China Ltd.	5.125	08/08/25	1,322,160

		Malaysia (0.4%)
		Consumer, Cyclical
2,600		Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	2,723,215

		Mexico (0.2%)
		Energy
EUR	1,500	Petroleos Mexicanos	2.50	08/21/21	1,679,356

		Netherlands (1.1%)
		Finance
1,400		ASR Nederland N.V.	5.00	(b)	1,779,365
1,625		Cooperatieve Rabobank UA	5.50	(b)	1,873,025
	$1,325	ING Bank N.V. (a)	5.80	09/25/23	1,463,774
EUR	1,200	NN Group	4.50	(b)	1,500,439
					6,616,603
		Technology
	$1,250	NXP Semiconductors N.V.	1.00	12/01/19	1,336,824

		Total Netherlands				7,953,427

		Peru (0.1%)
		Industrials
440		Lima Metro Line 2 Finance Ltd. (a)(e)	4.35		04/05/36	454,850

		Portugal (0.2%)
		Utilities
EUR	1,000	EDP - Energias de Portugal SA	5.375		09/16/75	1,192,656

		South Africa (0.2%)
		Basic Materials
	$1,205	SASOL Financing USA LLC	6.50		09/27/28	1,357,529

		Spain (1.7%)
		Communications
1,875		Telefonica Emisiones SA	4.103		03/08/27	1,994,819
EUR	1,000	Telefonica Europe BV	5.875		(b)	1,281,963
						3,276,782
		Energy
1,000		Repsol International Finance BV	4.50		03/25/75	1,261,289

		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75		(b)	1,132,998
1,600		Banco Santander SA	3.125		01/19/27	2,036,927
1,900		CaixaBank SA	2.25		04/17/30	2,162,017
						5,331,942
		Utilities
900		IE2 Holdco SAU	2.875		06/01/26	1,140,012
1,000		NorteGas Energia Distribucion SAU	2.065		09/28/27	1,194,741
						2,334,753
		Total Spain				12,204,766

		Sweden (0.2%)
		Finance
1,200		Intrum AB	3.125		07/15/24	1,350,651

		Switzerland (1.0%)
		Basic Materials
	$1,600	Glencore Funding LLC (a)(c)	3.875		10/27/27	1,620,856
800		Glencore Funding LLC, GLEN	0.00	(d)	03/27/25	704,359
						2,325,215
		Finance
1,125		Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,225,052
1,375		UBS AG	5.125		05/15/24	1,463,639
						2,688,691
		Industrials
CHF	1,300	Sika AG	0.15		06/05/25	1,425,573
		Technology
	$800	STMicroelectronics N.V., B	0.25		07/03/24	943,566
		Total Switzerland				7,383,045

		United Kingdom (1.9%)
		Consumer, Non-Cyclical
750		BAT Capital Corp.	3.222		08/15/24	756,623
1,725		Vodafone Group PLC	4.875		06/19/49	1,859,146
						2,615,769
		Energy
GBP	900	BP Capital Markets PLC	2.274		07/03/26	1,164,604

		Finance
EUR	1,700	Aviva PLC	3.875		07/03/44	2,060,806
	$975	HSBC Holdings PLC	3.95		05/18/24	1,016,902
1,000		HSBC Holdings PLC	4.375		11/23/26	1,064,563

GBP	1,500	Lloyds Banking Group PLC	2.25	10/16/24	1,855,080
	$650	Lloyds Banking Group PLC	4.375	03/22/28	688,611
EUR	900	Lloyds Banking Group PLC	6.375	(b)	1,026,490
	$1,425	Santander UK PLC (a)	5.00	11/07/23	1,503,372
					9,215,824
		Utilities
GBP	750	NGG Finance PLC	5.625	06/18/73	1,001,344
		Total United Kingdom			13,997,541

		United States (14.2%)
		Communications
EUR	1,100	AT&T, Inc.	1.80	09/05/26	1,343,099
GBP	800	AT&T, Inc.	2.90	12/04/26	1,038,308
	$675	AT&T, Inc.	4.50	03/09/48	691,452
	1,100	Booking Holdings, Inc. (c)	0.90	09/15/21	1,269,222
	743	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	772,096
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	971,125
	750	CSC Holdings LLC	5.25	06/01/24	784,687
	907	Finisar Corp.	0.50	12/15/36	887,392
	2,080	Fox Corp. (a)	4.03	01/25/24	2,204,087
	700	Gray Television, Inc. (a)	5.125	10/15/24	720,125
	1,000	MDC Partners, Inc. (a)	6.50	05/01/24	907,500
	785	Palo Alto Networks, Inc. (a)	0.75	07/01/23	866,228
	1,095	Sirius XM Radio, Inc. (a)	5.50	07/01/29	1,148,381
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	2,845,125
					16,448,827
		Consumer Discretionary
	260	Lennar Corp.	4.75	11/29/27	274,300

		Consumer, Cyclical
	575	24 Hour Fitness Worldwide, Inc. (a)(c)	8.00	06/01/22	575,719
	1,427	American Axle & Manufacturing, Inc. (c)	6.50	04/01/27	1,432,351
	1,000	Century Communities, Inc.	5.875	07/15/25	1,010,000
	525	Diamond Resorts International, Inc. (a)(c)	10.75	09/01/24	513,188
	575	Enterprise Development Authority (The) (a)	12.00	07/15/24	642,563
	2,000	Ford Motor Credit Co., LLC	3.336	03/18/21	2,011,067
	1,875	General Motors Financial Co., Inc.	4.30	07/13/25	1,932,643
	425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	437,219
	725	Guitar Center, Inc. (a)(f)	13.00	04/15/22	590,875
	500	Las Vegas Sands Corp.	3.50	08/18/26	502,548
	1,475	MGM Resorts International	5.50	04/15/27	1,567,615
	3,904	Resort at Summerlin LP, Series B (f)(g)(h)(i)(j)(k)	1.00	12/31/40	—
	1,000	Rite Aid Corp. (a)	6.125	04/01/23	847,500
	1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125	08/15/21	1,068,375
	600	Sonic Automotive, Inc.	5.00	05/15/23	605,250
	750	Speedway Motorsports, Inc.	5.125	02/01/23	759,375
					14,496,288
		Consumer, Non-Cyclical
	700	Acadia Healthcare Co., Inc.	5.125	07/01/22	702,625
	1,425	Altria Group, Inc.	3.80	02/14/24	1,484,495
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)	5.75	07/15/27	1,670,625
	1,800	Bristol-Myers Squibb Co. (a)	2.90	07/26/24	1,841,932
	3,125	CVS Health Corp.	3.70	03/09/23	3,226,350
	1,725	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)(e)	6.625	08/15/27	1,767,047
	825	Elanco Animal Health, Inc., Series WI	3.912	08/27/21	842,773
	2,000	HCA, Inc.	4.50	02/15/27	2,127,827

	1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	902,983
	950	Ionis Pharmaceuticals, Inc.	1.00		11/15/21	1,145,406
	925	Jazz Investments I Ltd.	1.875		08/15/21	946,441
	850	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(c)	4.875		04/15/20	792,625
	925	Medco Health Solutions, Inc.	4.125		09/15/20	941,032
	500	Post Holdings, Inc. (a)	5.50		12/15/29	507,500
	575	Tenet Healthcare Corp.	5.125		05/01/25	574,402
						19,474,063
		Energy
	2,350	Concho Resources, Inc.	4.30		08/15/28	2,517,716
	975	Global Partners LP/GLP Finance Corp. (a)	7.00		08/01/27	979,875
	1,100	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25		11/01/28	1,072,500
	750	Rockies Express Pipeline LLC (a)	6.875		04/15/40	835,725
	1,000	Sabine Pass Liquefaction LLC	5.625		02/01/21	1,035,792
						6,441,608
		Finance
	975	Air Lease Corp.	3.375		06/01/21	987,353
	375	Bank of America Corp.	6.11		01/29/37	480,851
	2,600	Bank of America Corp., MTN	4.25		10/22/26	2,779,507
	1,450	Brighthouse Financial, Inc., WI	3.70		06/22/27	1,405,738
	925	Citigroup, Inc.	5.50		09/13/25	1,042,471
	1,800	Discover Financial Services	3.75		03/04/25	1,874,336
	1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,765,713
	1,125	Hunt Cos., Inc. (a)	6.25		02/15/26	1,065,937
	500	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a)	6.25		05/15/26	517,500
	400	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375		12/15/25	419,000
	1,300	iStar, Inc.	6.50		07/01/21	1,322,750
	625	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25		06/03/26	637,969
	2,125	JPMorgan Chase & Co.	4.125		12/15/26	2,290,871
	800	JPMorgan Chase Bank NA	0.00	(d)	12/30/20	936,929
	999	Kennedy-Wilson, Inc.	5.875		04/01/24	1,024,994
	1,000	Lions Gate Capital Holdings LLC (a)	5.875		11/01/24	1,047,500
	775	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)	6.375		12/15/22	800,187
	575	Post Holdings, Inc. (a)	5.00		08/15/26	589,375
EUR	1,000	Prologis Euro Finance LLC	1.875		01/05/29	1,246,543
	$750	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	727,500
	1,075	Synchrony Bank	3.00		06/15/22	1,081,968
						24,044,992
		Industrials
	1,350	Berry Global, Inc. (a)	4.50		02/15/26	1,356,750
	1,775	Boeing Co. (The)	2.70		02/01/27	1,778,048
	895	Grinding Media, Inc./Moly-Cop AltaSteel Ltd. (a)	7.375		12/15/23	861,437
	705	Kenan Advantage Group, Inc. (The) (a)(c)	7.875		07/31/23	639,788
EUR	500	Mauser Packaging Solutions Holding Co.	4.75		04/15/24	571,749
	500	Mauser Packaging Solutions Holding Co. (a)	4.75		04/15/24	571,749
	$619	Mauser Packaging Solutions Holding Co. (a)	7.25		04/15/25	588,824
	800	XPO Logistics, Inc. (a)	6.125		09/01/23	826,000
						7,194,345
		Technology
	831	Akamai Technologies, Inc.	0.125		05/01/25	938,370
	1,000	Allscripts Healthcare Solutions, Inc.	1.25		07/01/20	993,185
	1,475	Dell International LLC/EMC Corp. (a)	4.00		07/15/24	1,524,018
EUR	1,200	International Business Machines Corp.	0.875		01/31/25	1,387,949
	$2,275	International Business Machines Corp.	3.00		05/15/24	2,329,315
EUR	790	IQVIA, Inc.	3.25		03/15/25	899,760
	$1,275	Nuance Communications, Inc.	1.00		12/15/35	1,220,260

1,275		Splunk, Inc. (a)	0.50		09/15/23	1,455,085
1,375		Verint Systems, Inc.	1.50		06/01/21	1,526,148
						12,274,090
		Utilities
1,190		Florida Power & Light Co., 3 Month USD LIBOR + 0.40%	2.965	(l)	05/06/22	1,190,492
310		Talen Energy Supply LLC	6.50		06/01/25	251,100
300		Talen Energy Supply LLC (a)	10.50		01/15/26	282,750
						1,724,342
		Total United States				102,372,855
		Total Corporate Bonds (Cost $235,653,709)				237,411,510

		Sovereign (21.0%)
		Angola (0.3%)
1,770		Angolan Government International Bond	8.25		05/09/28	1,888,163

		Argentina (0.5%)
ARS	55,000	Argentina POM Politica Monetaria	61.675	(l)	06/21/20	1,221,515
	$1,800	Provincia de Buenos Aires	7.875		06/15/27	1,355,418
1,600		Provincia de Entre Rios Argentina (a)	8.75		02/08/25	1,244,000
		Total Argentina				3,820,933

		Australia (1.9%)
AUD	12,000	Australia Government Bond	2.75		11/21/28	9,339,099
5,300		Australia Government Bond	3.25		04/21/29	4,310,053
		Total Australia				13,649,152

		Austria (0.4%)
EUR	1,700	Republic of Austria Government Bond (a)	2.10		09/20/17	3,205,028

		Bermuda (0.0%)
	$262	Bermuda Government International Bond (a)	4.854		02/06/24	287,220

		Brazil (3.6%)
BRL	31,200	Brazil Notas do Tesouro Nacional, F	10.00		01/01/29	9,679,945
23,700		Brazil Notas do Tesouro Nacional, F	10.00		01/01/25	7,079,773
30,750		Brazil Notas do Tesouro Nacional, F	10.00		01/01/27	9,378,476
		Total Brazil				26,138,194

		Colombia (0.6%)
COP	12,450,000	Colombian TES, Series B	7.00		06/30/32	4,074,808

		Croatia (0.5%)
EUR	2,800	Croatia Government International Bond	2.75		01/27/30	3,665,734

		Ecuador (0.6%)
	$4,260	Ecuador Government International Bond	8.875		10/23/27	4,409,100

		Egypt (0.5%)
EUR	2,000	Egypt Government International Bond (a)	4.75		04/16/26	2,301,485
1,100		Egypt Government International Bond (a)	6.375		04/11/31	1,293,921
		Total Egypt				3,595,406

		El Salvador (0.1%)
	$710	Republic Of El Salvador	7.124		01/20/50	722,425

		Ghana (0.3%)
2,010		Ghana Government International Bond (a)	8.95		03/26/51	2,081,325

		Greece (1.6%)
EUR	1,200	Hellenic Republic Government Bond (a)	1.875		07/23/26	1,345,584
5,300		Hellenic Republic Government Bond (a)	3.375		02/15/25	6,490,558
2,000		Hellenic Republic Government Bond (a)	3.45		04/02/24	2,454,770
700		Hellenic Republic Government Bond	3.90		01/30/33	898,554
		Total Greece				11,189,466

		Hungary (0.5%)
1,250		Hungary Government International Bond	1.25		10/22/25	1,481,028
1,425		Hungary Government International Bond	1.75		10/10/27	1,756,403
		Total Hungary				3,237,431

		Indonesia (1.6%)
1,100		Indonesia Government International Bond	1.45	09/18/26	1,276,693
1,500		Indonesia Government International Bond	1.75	04/24/25	1,753,472
IDR	53,761,000	Indonesia Treasury Bond	6.125	05/15/28	3,545,726
32,870,000		Indonesia Treasury Bond	8.25	05/15/29	2,495,348
$840		Perusahaan Listrik Negara PT (a)	6.15	05/21/48	1,020,940
1,200		Perusahaan Listrik Negara PT (a)(c)	6.25	01/25/49	1,476,227
		Total Indonesia			11,568,406

		Kenya (0.2%)
1,350		Kenya Government International Bond (a)	7.00	05/22/27	1,414,785

		Korea, Republic of (0.2%)
1,090		Korea Gas Corp. (a)	2.875	07/16/29	1,097,460

		New Zealand (0.6%)
NZD	5,500	New Zealand Government Bond	3.00	04/20/29	4,120,338

		Nigeria (0.7%)
$1,500		Africa Finance Corp. (a)	4.375	04/17/26	1,563,780
3,110		Nigeria Government International Bond (a)	9.248	01/21/49	3,563,422
		Total Nigeria			5,127,202

		Peru (1.3%)
PEN	6,300	Peruvian Government International Bond (a)	5.40	08/12/34	2,035,638
18,500		Peruvian Government International Bond, (Units) (m)	8.20	08/12/26	7,036,523
		Total Peru			9,072,161

		Qatar (0.2%)
$1,450		Qatar Government International Bond	5.103	04/23/48	1,746,641

		Russia (0.5%)
RUB	207,000	Russian Federal Bond - OFZ	7.95	10/07/26	3,424,724

		Senegal (0.1%)
$1,050		Senegal Government International Bond	6.25	05/23/33	1,042,703

		South Africa (1.5%)
1,300		Eskom Holdings SOC Ltd.	7.125	02/11/25	1,352,528
ZAR	30,000	Republic of South Africa Government Bond	8.25	03/31/32	1,924,270
120,000		South Africa Government Bond	8.00	01/31/30	7,818,109
		Total South Africa			11,094,907

		Spain (1.5%)
EUR	4,600	Spain Government Bond (a)	2.70	10/31/48	6,866,531
2,000		Spain Government Bond (a)	3.45	07/30/66	3,566,262
		Total Spain			10,432,793

		Sri Lanka (0.3%)
$1,500		Sri Lanka Government International Bond (a)	6.85	03/14/24	1,543,500
670		Sri Lanka Government International Bond (a)	7.55	03/28/30	682,023
		Total Sri Lanka			2,225,523

		Ukraine (0.9%)
EUR	1,200	Ukraine Government International Bond (a)	6.75	06/20/26	1,447,903
$4,540		Ukraine Government International Bond (a)	9.75	11/01/28	5,313,730
		Total Ukraine			6,761,633
		Total Sovereign (Cost $145,935,476)			151,093,661

		Agency Fixed Rate Mortgages (0.0%)
1		Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	819
		Federal National Mortgage Association, Conventional Pools:
35			6.50	05/01/28–09/01/32	40,294
4			7.00	07/01/31–11/01/32	4,133
		Government National Mortgage Association,
		Various Pools:
10			7.50	07/20/25	11,138

36		8.00		02/15/22–05/15/30	39,446
	Total Agency Fixed Rate Mortgages (Cost $90,082)				95,830

	Asset-Backed Securities (14.0%)
689	Aaset Trust (a)	3.844		05/15/39	689,491
1,159	ABFC Trust,
	1 Month USD LIBOR + 1.05%	3.316	(l)	08/25/33	1,161,212
1,518	Accredited Mortgage Loan Trust,
	1 Month USD LIBOR + 0.60%	2.866	(l)	04/25/34	1,507,144
650	American Credit Acceptance Receivables Trust (a)	5.02		12/10/24	663,581
1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,085,170
1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,686,017
174	Asset-Backed Securities Corp. Home Equity Loan Trust,
	1 Month USD LIBOR + 0.19%	2.456	(l)	03/25/36	166,842
1,075	Avant Loans Funding Trust (a)	5.00		11/17/25	1,093,919
702	Bear Stearns Asset-Backed Securities I Trust,
	1 Month USD LIBOR + 0.26%	2.526	(l)	10/25/36	653,788
71	Bear Stearns Asset-Backed Securities Trust,
	1 Month USD LIBOR + 0.32%	2.586	(l)	01/25/47	71,354
336	1 Month USD LIBOR + 0.40%	2.456	(l)	09/25/46	325,937
576		5.00		07/25/36	580,315
1,291	Business Loan Express Business Loan Trust,
	1 Month USD LIBOR + 0.40% (a)	2.672	(l)	10/20/40	1,215,167
1,462	Chase Funding Loan Acquisition Trust	5.50		08/25/34	1,509,323
703	CIM Small Business Loan Trust,
	1 Month USD LIBOR + 1.40% (a)	3.783	(l)	03/20/43	703,446
800	Citigroup Mortgage Loan Trust, Inc.,
	1 Month USD LIBOR + 2.00% (a)	4.266	(l)	07/25/44	859,464
1,200	CLUB Credit Trust (a)	5.02		09/15/23	1,214,252
1,100	Conn’s Receivables Funding LLC (a)	5.95		11/15/22	1,112,366
1,031	Consumer Loan Underlying Bond Credit Trust (a)	5.21		07/15/25	1,052,404
	DT Auto Owner Trust
600	(a)	4.94		02/17/26	615,099
1,100	(a)	5.33		11/17/25	1,145,868
1,200	(a)	5.42		03/17/25	1,244,142
563	EMC Mortgage Loan Trust,
	1 Month USD LIBOR + 1.00% (a)	3.266	(l)	11/25/30	565,397
	Exeter Automobile Receivables Trust
2,000	(a)	4.00		08/17/26	2,002,728
750		5.20		01/15/26	782,376
600	(a)	5.38		07/15/25	622,951
600	(a)	5.43		08/15/24	619,980
950	(a)	6.40		07/17/23	994,272
	Finance of America Structured Securities Trust
2,200	(a)	5.682	(l)	04/25/29	2,228,864
1,861	(a)	6.00	(l)	09/25/28	1,847,601
700	First Investors Auto Owner Trust (a)	5.36		01/15/25	732,117
	Flagship Credit Auto Trust
500	(a)	5.10		05/15/25	514,016
805	(a)	5.28		12/15/25	837,577
550	GLS Auto Receivables Issuer Trust (a)	4.94		12/15/25	569,505
1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,284,235
	GSAA Home Equity Trust
200	1 Month USD LIBOR + 1.875%	4.141	(l)	12/25/34	203,435
494		6.002		11/25/36	295,806
	Home Partners of America Trust
1,400	1 Month USD LIBOR + 2.35% (a)	4.664	(l)	07/17/37	1,403,342
1,000	1 Month USD LIBOR + 3.78% (a)	6.094	(l)	10/17/33	1,006,258
1,400	1 Month USD LIBOR + 4.70% (a)	7.014	(l)	10/17/33	1,405,399
450	InSite Issuer LLC (a)	6.414		11/15/46	466,728
	Invitation Homes Trust
1,500	1 Month USD LIBOR + 2.00% (a)	4.314	(l)	07/17/37	1,504,252
1,900	1 Month USD LIBOR + 2.00% (a)	4.325	(l)	06/17/37	1,910,383

	643	1 Month USD LIBOR + 2.25% (a)	4.564	(l)	12/17/36	643,865
	800	1 Month USD LIBOR + 2.25% (a)	4.564	(l)	07/17/37	801,355
	277	JOL Air Ltd. (Ireland) (a)	4.948		04/15/44	279,616
	363	MASTR Specialized Loan Trust,
		1 Month USD LIBOR + 0.35% (a)	2.616	(l)	05/25/37	306,076
	901	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	906,873
	813	MFA LLC (a)	4.164		07/25/48	820,822
		Nationstar HECM Loan Trust
	700		5.06		07/25/28	709,758
	2,500	(a)	5.804	(l)	06/25/29	2,498,876
	3,200	(a)	6.00	(l)	11/25/28	3,128,830
	466	Nationstar Home Equity Loan Trust,
		1 Month USD LIBOR + 0.25%	2.516	(l)	04/25/37	467,054
	578	New Residential Mortgage LLC (a)	4.69		05/25/23	582,811
GBP	800	NewDay Funding PLC (United Kingdom)	3.12		12/15/26	978,957
$1,124		Newtek Small Business Loan Trust,
		1 Month USD LIBOR + 1.70% (a)	4.104	(l)	02/25/44	1,124,539
	900	NRZ Advance Receivables Trust (a)	3.33		07/15/52	898,808
		NRZ Excess Spread-Collateralized Notes
	670	(a)	4.374		01/25/23	672,258
	1,110	(a)	4.593		02/25/23	1,117,581
	2,830	Oakwood Mortgage Investors, Inc.	7.405	(l)	06/15/31	864,928
		Ocwen Master Advance Receivables Trust
	500	(a)	4.236		08/15/49	500,032
	500	(a)	4.532		08/15/50	505,707
	500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	504,619
	1,301	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	2.536	(l)	03/25/37	1,247,114
		PNMAC GMSR Issuer Trust
	1,100	1 Month USD LIBOR + 2.35% (a)	4.616	(l)	04/25/23	1,101,491
	1,116	1 Month USD LIBOR + 2.65% (a)	4.916	(l)	08/25/25	1,121,136
	800	1 Month USD LIBOR + 2.85% (a)	5.34	(l)	02/25/23	802,091
	782	Pretium Mortgage Credit Partners LLC (a)	4.826		09/25/58	790,979
		Progress Residential Trust
	1,100	(a)	4.38		03/17/35	1,125,740
	1,200	(a)	4.778		03/17/35	1,220,376
	800	(a)	4.836		12/17/34	813,828
	550	(a)	4.953		08/17/35	564,237
	1,000	(a)	5.35		08/17/34	1,030,974
	1,200	(a)	5.368		10/17/35	1,249,074
	750	Prosper Marketplace Issuance Trust	4.87		06/17/24	760,244
		PRPM LLC
	455	(a)	3.75	(l)	04/25/23	455,889
	1,556	(a)	3.967		04/25/24	1,575,316
		RCO V Mortgage LLC
	688	(a)	4.00		05/25/23	689,680
	1,199	(a)	4.458		10/25/23	1,205,883
	451	RMAT LP (a)	4.09		05/25/48	454,454
	2,000	RMF Buyout Issuance Trust	6.00		11/25/28	1,939,273
	1,600	Skopos Auto Receivables Trust (a)	4.77		04/17/23	1,621,480
EUR	1,200	SLM Student Loan Trust,
		3 Month EURIBOR + 0.55%	0.177	(l)	01/25/40	1,238,416
$899		Stanwich Mortgage Loan Trust (a)	4.50		10/18/23	907,970
	312	START Ireland (Bermuda) (a)	4.089		03/15/44	318,396
	1,158	Start Ltd. (Bermuda) (a)	4.089		05/15/43	1,181,159
		Tricon American Homes Trust
	1,000	(a)	4.216		01/17/36	1,030,470
	1,142	(a)	5.104		01/17/36	1,183,810
	700	(a)	5.151		09/17/34	719,315
	1,114	(a)	5.769		11/17/33	1,149,612
	1,145	Truman Capital Mortgage Loan Trust,
		1 Month USD LIBOR + 0.26% (a)	2.526	(l)	03/25/36	1,134,032
	800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	804,997

1,500	Upgrade Receivables Trust (a)	5.17		11/15/24	1,525,187
	Upstart Securitization Trust
2,200		3.734		09/20/29	2,199,947
1,100	(a)	5.59		03/20/25	1,120,778
800	(a)	6.35		06/20/24	812,300
	Veros Automobile Receivables Trust
1,300	(a)	3.98		04/17/23	1,296,881
1,000	(a)	5.74		08/15/25	1,017,790
1,300	VOLT LXVI (a)	4.336		05/25/48	1,303,756
745	VOLT LXXII LLC (a)	4.213		10/26/48	748,211
808	VOLT LXXIII LLC (a)	4.458		10/25/48	812,494
	Total Asset-Backed Securities (Cost $99,428,500)				100,741,668

	Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
	Federal Home Loan Mortgage Corporation
219	1 Month USD LIBOR + 5.05%	7.448	(l)	07/25/23	226,973
197	1 Month USD LIBOR + 5.25% (a)	7.648	(l)	07/25/26	208,904
	IO
12,000		1.705	(l)	01/25/41	654,755
	Federal National Mortgage Association, IO REMIC
1,514		1.863	(l)	10/25/39	71,397
1,124		1.918	(l)	03/25/44	57,377
577	6.55% - 1 Month USD LIBOR	4.284	(l)	08/25/41	70,531
1,675	Government National Mortgage Association, IO	3.765		12/20/42	264,999
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,223,922)				1,554,936

	Commercial Mortgage-Backed Securities (2.7%)
1,000	BBCMS Trust, 1 Month USD LIBOR + 3.75% (a)	6.075	(l)	08/15/27	999,946
681	BX Trust, 1 Month USD LIBOR + 1.975% (a)	4.30	(l)	09/15/37	679,943
1,200	CLNS Trust, 1 Month USD LIBOR + 3.50% (a)	5.869	(l)	06/11/32	1,209,197
	COMM Mortgage Trust
1,000	(a)	3.461	(l)	08/10/29	984,761
225	(a)	4.083	(l)	03/10/46	225,203
300		4.641		02/10/47	296,539
139	(a)	4.733	(l)	07/15/47	136,649
473	(a)	4.898	(l)	11/10/46	484,525
	Commercial Mortgage Pass-Through Certificates
335	(a)	4.641	(l)	02/10/47	331,136
	IO
3,535		0.62	(l)	02/10/47	82,934
850	Commercial Mortgage Trust (a)	6.394	(l)	06/10/36	728,633
1,660	COOF Securitization Trust, IO (a)	2.803	(l)	10/25/40	128,597
10,552	COOF Securitization Trust II, IO (a)	2.336	(l)	08/25/41	692,886
31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(l)	10/10/32	455,936
1,500	GS Mortgage Securities Trust (a)	4.52	(l)	11/10/47	1,299,226
443	InTown Hotel Portfolio Trust,
	1 Month USD LIBOR + 2.05% (a)	4.375	(l)	01/15/33	444,329
	JP Morgan Chase Commercial Mortgage Securities Trust
1,000	1 Month USD LIBOR + 3.25% (a)	5.575	(l)	11/15/31	1,001,408
800	1 Month USD LIBOR + 3.75% (a)	6.075	(l)	11/15/31	801,153
	IO
5,220		0.981	(l)	07/15/47	151,433
	JPMBB Commercial Mortgage Securities Trust
600	(a)	3.843	(l)	02/15/48	585,381
136	(a)	3.971	(l)	09/15/47	133,907
405	(a)	4.697	(l)	04/15/47	412,094
1,200	(a)	7.509		11/15/47	1,201,851
473	(a)	10.978		08/15/48	488,928
	IO
3,418		1.008	(l)	08/15/47	134,615

		KGS-Alpha SBA COOF Trust, IO
	1,333	(a)	2.967	(l)	07/25/41	164,216
	1,373	(a)	3.229	(l)	04/25/40	88,002
	2,000	Natixis Commercial Mortgage Securities Trust (a)	4.409	(l)	02/15/39	2,118,448
	1,000	SG Commercial Mortgage Securities Trust (a)	4.509	(l)	02/15/41	988,753
	900	Wells Fargo Commercial Mortgage Trust (a)	4.368	(l)	04/15/50	886,628
		WFRBS Commercial Mortgage Trust
	419	(a)	3.999	(l)	10/15/57	396,166
	541	(a)	5.026	(l)	09/15/46	531,115
		Total Commercial Mortgage-Backed Securities (Cost $18,739,032)				19,264,538

		Mortgages - Other (10.4%)
		Aggregator of Loans Backed by Assets PLC
GBP	400	1 Month GBP LIBOR + 2.10% (United Kingdom)	2.815	(l)	04/24/49	486,507
	1,000	1 Month GBP LIBOR + 2.70% (United Kingdom)	3.415	(l)	04/24/49	1,217,788
		Alternative Loan Trust
$161		1 Month USD LIBOR + 0.18%	2.446	(l)	05/25/47	156,270
	384	1 Month USD LIBOR + 0.50%	2.766	(l)	10/25/35	308,612
	234		3.505	(l)	05/25/36	189,873
	121		3.558	(l)	10/25/35	103,652
	122		4.108	(l)	08/25/35	116,395
	30		5.50		02/25/36	26,263
	440		6.00		04/25/36	295,788
	230		6.00		07/25/37	199,511
		PAC
	23		5.50		02/25/36	20,185
	66		6.00		04/25/36	53,749
		American Home Mortgage Investment Trust
	231	(a)	6.60		01/25/37	95,192
		IO
	2,680		2.078		05/25/47	443,212
	162	Banc of America Alternative Loan Trust,
		1 Month USD LIBOR + 0.65%	2.916	(l)	07/25/46	130,431
		Banc of America Funding Trust
	159		5.25		07/25/37	152,350
	1,002		5.50		09/25/35	1,094,404
	86		6.00		07/25/37	79,473
		BCAP LLC Trust
	169	1 Month USD LIBOR + 0.18% (a)	2.584	(l)	07/26/35	185,972
	152	(a)	4.17	(l)	03/26/37	135,479
	510	Bear Stearns Structured Products, Inc. Trust	4.274	(l)	01/26/36	480,766
		Bear Stearns Trust
	366		3.827	(l)	05/25/36	347,080
	84		4.05	(l)	05/25/47	80,718
		Cascade Funding Mortgage Trust
	1,000		2.80		06/25/69	994,460
	1,646		4.00		10/25/68	1,631,845
	132	Chase Mortgage Finance Trust,
		1 Month USD LIBOR + 0.60%	2.866	(l)	02/25/37	67,515
	91	ChaseFlex Trust	6.50		02/25/35	90,767
		CHL Mortgage Pass-Through Trust
	339		4.273	(l)	09/25/34	324,989
	560		4.52	(l)	02/19/34	571,944
	302		5.50		05/25/34	311,913
	1,143		6.00		12/25/36	1,042,060
	146	Citigroup Mortgage Loan Trust	4.404	(l)	11/25/36	137,949
		CSFB Mortgage-Backed Pass-Through Certificates
	628		6.50		12/25/33	666,704
	475		7.50		10/25/32	497,443
		CSMC Mortgage-Backed Trust
	937		5.587	(l)	04/25/37	415,782

1,847			6.50		05/25/36	857,371
EUR	800	E-Mac de,
		3 Month EURIBOR + 0.21% (Germany)	3.44	(l)	05/25/57	832,965
1,116		E-MAC Program BV,
		3 Month EURIBOR + 0.13% (Netherlands)	0.987	(l)	04/25/39	1,157,428
542		EMF-NL Prime,
		3 Month EURIBOR + 0.80% (Netherlands)	0.437	(l)	04/17/41	565,093
1,181		Eurohome Mortgages PLC,
		3 Month EURIBOR + 0.21% (Germany)	0.00	(l)	08/02/50	1,153,476
GBP	841	Eurosail PLC,
		3 Month GBP LIBOR + 0.95% (United Kingdom)	1.739	(l)	06/13/45	960,304
1,203		Eurosail-UK 2007-4bl PLC,
		3 Month GBP LIBOR + 0.95% (United Kingdom)	1.739	(l)	06/13/45	1,455,293
		Federal Home Loan Mortgage Corporation
$1,411			3.00		12/25/46	1,400,050
1,375			3.00		05/25/47	1,364,349
1,800		FMC GMSR Issuer Trust (a)	5.07	(l)	05/25/24	1,845,198
256		GreenPoint Mortgage Funding Trust,
		1 Month USD LIBOR + 0.16%	2.426	(l)	02/25/37	255,693
EUR	1,242	Grifonas Finance PLC,
		6 Month EURIBOR + 0.28% (Greece)	0.05	(l)	08/28/39	1,275,713
		GSR Mortgage Loan Trust
$169			4.431	(l)	03/25/37	150,943
25			4.467	(l)	05/25/35	24,431
1,032			4.645	(l)	12/25/34	1,034,355
1,983			5.50		03/25/35	2,068,651
580		HarborView Mortgage Loan Trust	4.618	(l)	05/19/33	598,018
EUR	788	Hipocat 11 FTA,
		3 Month EURIBOR + 0.13% (Spain)	0.00	(l)	01/15/50	823,370
1,082		IM Pastor 4 FTA,
		3 Month EURIBOR + 0.14% (Spain)	0.00	(l)	03/22/44	1,106,740
		Impac CMB Trust
$105		1 Month USD LIBOR + 0.75%	3.016	(l)	04/25/35	97,591
443		1 Month USD LIBOR + 0.78%	3.046	(l)	10/25/35	430,959
240		JP Morgan Alternative Loan Trust	6.00		12/25/35	226,408
EUR	1,411	Lansdowne Mortgage Securities No. 2 PLC,
		3 Month EURIBOR + 0.34% (Ireland)	0.022	(l)	09/16/48	1,409,247
		Lehman Mortgage Trust
$32			5.50		11/25/35	30,009
126			5.50		02/25/36	104,617
404			6.50		09/25/37	238,691
1,200		LHOME Mortgage Trust (a)	4.58		10/25/23	1,216,568
		Ludgate Funding PLC
EUR	1,264	3 Month EURIBOR + 0.42% (United Kingdom)	0.098	(l)	12/01/60	1,238,473
1,186		3 Month EURIBOR + 0.85% (United Kingdom)	0.506	(l)	01/01/61	1,206,616
678		3 Month EURIBOR + 1.10% (United Kingdom)	0.756	(l)	01/01/61	682,576
		Magnolia Finance XI DAC
2,224		3 Month EURIBOR + 2.75% (a) (Spain)	2.75	(l)	04/20/20	2,462,066
		IO
1,631		(a)	0.25		04/20/20	1,173
GBP	1,000	Mansard Mortgages 2007-2 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.586	(l)	12/15/49	1,121,784
		Mansard Mortgages PLC
610		3 Month GBP LIBOR + 1.10% (United Kingdom)	1.867	(l)	10/15/48	699,783
635		3 Month GBP LIBOR + 2.00% (United Kingdom)	2.786	(l)	12/15/49	771,691
		MASTR Adjustable Rate Mortgages Trust
$447		(a)	4.445	(l)	11/25/35	357,450
233			4.832	(l)	02/25/36	230,532
		MASTR Alternative Loan Trust
1,187			5.50		02/25/35	1,278,588

1,261			6.00		05/25/33	1,356,412
64		MASTR Asset Securitization Trust,
		1 Month USD LIBOR + 6.00%	6.00	(l)	06/25/36	60,045
1,759		Merrill Lynch Mortgage Investors Trust, IO (a)	1.587	(l)	02/25/36	83,268
GBP	1,200	Mortgage Funding 2008-1 PLC,
		3 Month GBP LIBOR + 3.20% (United Kingdom)	3.989	(l)	03/13/46	1,485,256
$386		MortgageIT Trust,
		1 Month USD LIBOR + 0.45%	2.716	(l)	10/25/35	387,975
1,500		Natixis Commercial Mortgage Securities Trust (a)	4.135	(l)	05/15/39	1,458,032
		Nomura Asset Acceptance Corp. Alternative Loan Trust
220		1 Month USD LIBOR + 0.06%	2.326	(l)	10/25/36	194,195
733			4.758	(l)	06/25/36	659,518
2,118			5.755	(l)	06/25/36	1,013,123
GBP	1,000	Oncilla Mortgage Funding PLC,
		3 Month GBP LIBOR + 1.90% (United Kingdom)	2.693	(l)	12/12/43	1,219,349
950		Paragon Mortgages No. 13 PLC,
		3 Month GBP LIBOR + 0.80% (United Kingdom)	1.567	(l)	01/15/39	1,073,344
		RALI Trust
$111			6.00		04/25/36	104,840
152			6.00		08/25/36	145,320
441			6.00		11/25/36	404,438
237			6.00		11/25/36	217,413
49			6.00		01/25/37	44,678
		PAC
61			6.00		04/25/36	57,550
AUD	1,600	RedZed Trust,
		1 Month BBSW + 1.95% (Australia) (e)	0.00	(l)	03/09/56	1,094,160
		Reperforming Loan REMIC Trust
$327		(a)	6.50		03/25/35	335,127
385		(a)	7.50		11/25/34	396,215
776		Residential Asset Securitization Trust	6.00		05/25/36	759,248
		ResLoC UK PLC
EUR	894	3 Month EURIBOR + 0.45% (United Kingdom)	0.132	(l)	12/15/43	890,617
GBP	636	3 Month GBP LIBOR + 0.22% (United Kingdom)	1.006	(l)	12/15/43	714,332
$697		RFMSI Series Trust	6.00		07/25/36	698,134
GBP	779	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	1.263	(l)	06/12/44	880,875
$1,100		RMF Buyout Issuance Trust	4.965		07/25/29	1,094,819
GBP	1,200	Rochester Financing No 2 PLC,
		3 Month GBP LIBOR + 3.25% (United Kingdom)	4.031	(l)	06/18/45	1,469,118
$393		Sequoia Mortgage Trust,
		1 Month USD LIBOR + 0.62%	2.892	(l)	07/20/33	384,251
158		STARM Mortgage Loan Trust	4.299	(l)	10/25/37	153,686
		Structured Adjustable Rate Mortgage Loan Trust
516			3.132	(l)	11/25/34	491,912
5			4.221	(l)	06/25/37	4,778
826			4.422	(l)	02/25/35	841,090
935		Structured Asset Mortgage Investments II Trust	2.463	(l)	04/19/35	890,751
1,830		Structured Asset Securities Corp., IO (a)	2.28	(l)	07/25/35	223,485
1,817		Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
		1 Month USD LIBOR + 1.85% (a)	4.116	(l)	05/25/47	1,605,599
1,824		TBW Mortgage-Backed Trust	6.50		07/25/36	1,221,734
EUR	2,000	TDA 27 FTA,
		3 Month EURIBOR + 0.19% (Spain)	0.00	(l)	12/28/50	1,909,886

GBP	800	Trinity Square PLC,
		3 Month GBP LIBOR + 3.40% (United Kingdom)	4.167	(l)	07/15/51	993,791
	1,500	Warwick Finance Residential Mortgages No One Plc,
		3 Month GBP LIBOR + 2.20% (United Kingdom)	2.975	(l)	09/21/49	1,831,293
$540		Wells Fargo Alternative Loan Trust	5.177	(l)	07/25/37	545,263
		Total Mortgages - Other (Cost $74,934,202)				75,282,224

		U.S. Treasury Securities (1.7)%
		U.S. Treasury Bonds
	7,300		3.125		05/15/48	8,189,260
	3,100		4.25		11/15/40	4,065,904
		Total U.S. Treasury Securities (Cost $11,390,213)				12,255,164

		Variable Rate Senior Loan Interests (2.9)%
	925	Albertsons, LLC, Term B7,
		1 Month USD LIBOR + 3.00%	5.23		11/17/25	927,441
	1,485	American Airlines, Inc., Term B,
		1 Month USD LIBOR + 2.00%	4.24		04/28/23	1,481,539
	1,225	Associated Asphalt Partners LLC,
		Term B, 1 Month USD LIBOR + 5.25%	7.48		04/05/24	1,198,393
	1,332	BJ’s Wholesale Club, Inc.,
		Term B, 1 Month USD LIBOR + 2.75%	5.08		02/03/24	1,336,529
	1,237	Commercial Vehicle Group, Inc.,
		Term B, 1 Month USD LIBOR + 6.00%	8.23		04/12/23	1,243,044
	963	Dell International LLC,
		1 Month USD LIBOR + 1.75%	4.07		02/25/24	957,764
	1,213	Hearthside Food Solutions, LLC,
		Term B, 1 Month USD LIBOR + 3.69%	5.92		05/23/25	1,192,934
EUR	990	Ineos US Finance LLC, Term B,
		1 Month EURIBOR + 2.00% (Luxembourg)	2.50		03/31/24	1,079,130
$1,231		Navistar International Corp., Term B,
		1 Month USD LIBOR + 3.50%	5.83		11/06/24	1,236,643
	891	NCI Building Systems, Inc., Term Loan,
		1 Month USD LIBOR + 3.75%	6.12		04/12/25	872,436
	432	Office Depot, Inc., Term B,
		1 Month USD LIBOR + 5.25%	7.56		11/08/22	438,787
	753	Party City Holdings, Inc., Term Loan,
		1 Month USD LIBOR + 2.50%	4.74		08/19/22	752,906
	1,485	Playa Resorts Holding BV, Term B,
		1 Month USD LIBOR + 2.75%	4.98		04/29/24	1,433,646
	1,489	Reynolds Group Holdings, Inc., Term Loan,
		1 Month USD LIBOR + 2.75%	4.98		02/05/23	1,490,648
	333	SAExploration Holdings, Inc., Term Loan, (i)	12.50		01/02/20	313,500
	765	Scientific Games International, Inc., Term B5,
		1 Month USD LIBOR + 2.75%	4.98		08/14/24	762,565
	866	Shape Technologies Group, Inc., Term Loan,
		1 Month USD LIBOR + 3.00%	5.26		04/21/25	829,976
	1,231	Surgery Center Holdings, Inc., Term Loan,
		1 Month USD LIBOR + 3.25%	5.49		09/02/24	1,189,650
	790	Titan Acquisition Ltd., Term B,
		1 Month USD LIBOR + 3.00% (Canada)	5.23		03/28/25	751,882
	1,186	Wells Enterprises, Inc., Term B,
		1 Month USD LIBOR + 2.75%	4.98		03/29/25	1,189,063
		Total Variable Rate Senior Loan Interests (Cost $20,808,773)				20,678,476

		Short-Term Investments (15.0)%
		Sovereign (1.2)%
		Egypt Treasury Bills
EGP	29,000	(n)	16.851		10/01/19	1,712,830
	28,000	(n)	17.109		10/01/19	1,653,766

12,275	(n)	17.461	09/10/19	728,625
9,725	(n)	17.48	09/10/19	577,250
68,000	(n)	18.02	12/17/19	3,882,949
	Total Sovereign (Cost $8,267,496)			8,555,420

	Commercial Paper (0.4)%
$3,000	AT&T INC (o) (Cost $2,987,033)	2.793	09/27/19	2,987,033

	U.S. Treasury Securities (3.4)%
	U.S. Treasury Bills
9,600	(n)(p)	2.195	10/03/19	9,565,907
4,050	(n)(p)	2.353	11/21/19	4,024,399
11,200	U.S. Treasury Note	1.50	11/30/19	11,173,750
	Total U.S. Treasury Securities (Cost $24,763,521)			24,764,056

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (1.3)%
	Investment Company(1.3)%
9,053	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $9,053,458)		9,053,458

	Investment Company (8.7)%
63,050	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $63,049,695)		63,049,695
	Total Short-Term Investments (Cost $108,121,203)		108,409,662

	Total Investments (Cost $716,325,112) (r)(s)(t)	100.8%	726,787,669
	Liabilities in Excess of Other Assets	(0.8)	(5,421,297)
	Net Assets	100.0%	$721,366,372

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

BBSW	Australia’s Bank Bill Swap.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2019.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2019, were 9,291,329 and $9,492,708, respectively. The Fund received cash collateral of $9,053,458, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $439,250 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Capital appreciation bond.
(e)	When-issued security.
(f)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Illiquid security.
(j)	Acquired through exchange offer.

(k)

At July 31, 2019, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(l)

Floating or variable rate securities: The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(m)	Consists of one or more classes of securities traded together as a unit.
(n)	Rate shown is the yield to maturity at July 31, 2019.
(o)	The rates shown are the effective yields at the date of purchase.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreement.
(q)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities.. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2019, advisory fees paid were reduced by $39,042 relating to the Fund’s investment in the Liquidity Funds.

(r)	Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(s)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2019, the Fund did not engage in any cross-trade transactions.

(t)

At July 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,306,988 and the aggregate gross unrealized depreciation is $12,531,911, resulting in net unrealized appreciation of $15,775,077.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2019:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC		$1,104,690	AUD	1,600,000	08/01/19	$(10,530)
Bank of America NA	EUR	101,344,916		$116,230,964	09/19/19	3,607,173
Bank of America NA	EUR	1,998,388		$2,287,273	09/19/19	66,480
Bank of America NA	JPY	336,965,000		$3,148,679	09/19/19	40,138
Bank of America NA	MXN	38,740,000		$1,994,825	09/19/19	(10,728)
Bank of America NA	NZD	8,030,826		$5,319,699	09/19/19	41,361
Bank of America NA		$1,757,725	MXN	34,200,000	09/19/19	12,794
Barclays Bank PLC	AUD	1,600,000		$1,106,466	09/19/19	10,490
Barclays Bank PLC	EUR	202		$228	09/19/19	3
Barclays Bank PLC		$1,484,143	BRL	5,700,000	09/19/19	4,052
Barclays Bank PLC		$416,938	MXN	8,006,571	09/19/19	(2,441)
Barclays Bank PLC		$864,138	MXN	16,850,118	09/19/19	8,185
Barclays Bank PLC		$1,662,148	ZAR	24,029,430	09/19/19	3,419
Barclays Bank PLC		$326,845	ZAR	4,680,000	09/19/19	(2,458)
Barclays Bank PLC	ZAR	33,879,021		$2,391,524	09/19/19	43,245
Barclays Bank PLC	ZAR	2,854,847		$202,957	09/19/19	5,077
BNP Paribas SA	AUD	358,587		$250,270	09/19/19	4,644
BNP Paribas SA	COP	5,111,893,122		$1,584,592	09/19/19	31,161
BNP Paribas SA	EUR	176,381		$201,807	09/19/19	5,796
BNP Paribas SA	EUR	543		$620	09/19/19	17
BNP Paribas SA	EUR	223,941		$253,362	09/19/19	4,498
BNP Paribas SA	EUR	127,935		$144,208	09/19/19	2,035
BNP Paribas SA	EUR	431,184		$486,274	09/19/19	7,103
BNP Paribas SA	EUR	128,174		$144,431	09/19/19	1,992
BNP Paribas SA	EUR	310,400		$346,144	09/19/19	1,199
BNP Paribas SA	GBP	2,730,000		$3,412,983	09/19/19	85,180
BNP Paribas SA	GBP	1,509,178		$1,894,418	09/19/19	54,767
BNP Paribas SA	IDR	28,555,126,644		$1,998,861	09/19/19	(27,731)
BNP Paribas SA	IDR	2,832,130,880		$198,955	09/19/19	(2,044)

BNP Paribas SA	IDR	2,833,737,400		$200,264	09/19/19	(850)
BNP Paribas SA	IDR	9,494,840,000		$674,493	09/19/19	633
BNP Paribas SA	KRW	3,822,704,000		$3,313,861	09/19/19	78,026
BNP Paribas SA	RUB	71,816,000		$1,123,740	09/19/19	2,783
BNP Paribas SA		$1,582,140	COP	5,111,893,122	09/19/19	(28,708)
BNP Paribas SA		$729,966	EUR	638,070	09/19/19	(20,884)
Citibank NA	AUD	559,530		$391,801	09/19/19	8,532
Citibank NA	AUD	2,349,940		$1,654,891	09/19/19	45,217
Citibank NA	AUD	3,548,100		$2,507,418	09/19/19	77,021
Citibank NA	CHF	1,357,595		$1,406,061	09/19/19	35,314
Citibank NA	EUR	1,521,925		$1,746,334	09/19/19	55,031
Citibank NA	EUR	2,544,592		$2,867,320	09/19/19	39,535
Citibank NA	NZD	618,639		$419,405	09/19/19	12,798
Citibank NA		$606,304	EUR	533,786	09/19/19	(13,112)
Citibank NA		$13,102	GBP	10,283	09/19/19	(568)
Citibank NA		$21,675	GBP	17,256	09/19/19	(641)
Citibank NA		$5,101,734	MXN	98,703,763	09/19/19	8,117
Citibank NA	ZAR	63,922,143		$4,405,874	09/19/19	(24,802)
Citigroup Global Markets	NZD	341,127		$230,242	09/19/19	6,033
Goldman Sachs International	AUD	14,129,848		$9,867,834	09/19/19	189,094
Goldman Sachs International	EUR	1,877,577		$2,116,414	09/19/19	29,878
Goldman Sachs International	MXN	242,102,000		$12,440,815	09/19/19	(92,701)
Goldman Sachs International	MXN	4,016,992		$208,681	09/19/19	723
Goldman Sachs International	MXN	4,033,922		$208,449	09/19/19	(386)
Goldman Sachs International	MXN	4,350,310		$225,797	09/19/19	584
Goldman Sachs International		$468,026	MXN	9,047,581	09/19/19	364
HSBC Bank PLC		$1,327,872	AUD	1,900,000	09/19/19	(26,400)
JPMorgan Chase Bank NA	BRL	41,524,824		$10,766,094	09/19/19	(75,492)
JPMorgan Chase Bank NA	BRL	827,922		$214,627	09/19/19	(1,533)
JPMorgan Chase Bank NA	BRL	720,214		$185,560	09/19/19	(2,478)
JPMorgan Chase Bank NA	BRL	708,195		$183,105	09/19/19	(1,795)
JPMorgan Chase Bank NA	BRL	1,150,154		$300,254	09/19/19	(36)
JPMorgan Chase Bank NA	BRL	5,821,154		$1,548,344	09/19/19	28,517
JPMorgan Chase Bank NA	BRL	1,183,144		$312,563	09/19/19	3,659
JPMorgan Chase Bank NA	BRL	1,131,341		$301,482	09/19/19	6,104
JPMorgan Chase Bank NA	BRL	703,170		$186,320	09/19/19	2,731
JPMorgan Chase Bank NA	BRL	702,284		$184,375	09/19/19	1,018
JPMorgan Chase Bank NA	BRL	8,582,843		$2,278,369	09/19/19	37,501
JPMorgan Chase Bank NA	EUR	285,075		$322,395	09/19/19	5,593
JPMorgan Chase Bank NA	EUR	1,070,650		$1,197,216	09/19/19	7,411
JPMorgan Chase Bank NA	EUR	1,596,219		$1,785,010	09/19/19	11,145
JPMorgan Chase Bank NA	GBP	18,540,092		$23,698,168	09/19/19	1,098,248
JPMorgan Chase Bank NA	NZD	248,464		$166,568	09/19/19	3,263
JPMorgan Chase Bank NA	PEN	9,420,000		$2,844,546	09/19/19	(742)
JPMorgan Chase Bank NA		$5,365,122	EUR	4,742,494	09/19/19	(94,826)
JPMorgan Chase Bank NA		$44,174	GBP	35,489	09/19/19	(913)
JPMorgan Chase Bank NA	ZAR	39,929,386		$2,796,354	09/19/19	28,702
JPMorgan Chase Bank NA	ZAR	29,152,038		$2,080,943	09/19/19	60,309
Royal Bank of Canada		$1,697,869	MXN	32,800,000	09/19/19	173
State Street Bank and Trust Co.	BRL	13,400,000		$3,472,267	09/19/19	(26,297)
State Street Bank and Trust Co.	EUR	1,910,000		$2,132,297	09/19/19	9,730
State Street Bank and Trust Co.	RUB	152,478,000		$2,398,962	09/19/19	18,972
State Street Bank and Trust Co.		$1,345,059	BRL	5,200,000	09/19/19	12,592
UBS AG	GBP	2,415,000		$3,013,410	09/19/19	69,584
UBS AG		$1,127,452	BRL	4,339,000	09/19/19	5,404
UBS AG		$9,873,779	JPY	1,052,959,512	09/19/19	(160,106)
UBS AG		$4,826,599	MXN	93,635,191	09/19/19	20,854
						$5,432,800

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2019:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Australian 10 yr. Bond	125	Sep-19	AUD	12,500	$12,413,735	$186,337
U.S. Treasury 10 yr. Ultra Long Bond	106	Sep-19		$10,600	14,611,438	100,372
U.S. Treasury 30 yr. Bond	25	Sep-19		2,500	3,889,844	69,556

Short:
German Euro Bund	19	Sep-19	EUR	(1,900)	(3,682,249)	(69,525)
German Euro 30 yr. Bond	26	Sep-19		(2,600)	(6,014,865)	(207,779)
U.S. Treasury 10 yr. Note	27	Sep-19		$(2,700)	(3,440,391)	(40,313)
Canadian 10 yr. Bond	29	Sep-19	CAD	(2,900)	(3,126,981)	(24,663)
U.S. Treasury 2 yr. Note	243	Sep-19		$(48,600)	(52,100,719)	(30,284)
						$(16,299)

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at July 31, 2019:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC*
CDX.NA.HY.32	NR	Buy	5.00%	Quarterly	6/20/24	$4,703	$(315,508)	$(211,527)	$(103,981)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	Not rated.

Currency Abbreviations:

ARS	Argentine Peso.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
COP	Colombian Peso.
EGP	Egyptian Pound.
EUR	Euro.
GBP	British Pound.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
RUB	Russian Ruble.
USD	United States Dollar.
ZAR	South African Rand.

PORTFOLIO COMPOSITION** as of 07/31/19	Percentage of Total Investments
Corporate Bonds	33.1%
Sovereign	21.1
Asset-Backed Securities	14.0
Short-Term Investments	13.8
Mortgages - Other	10.5
Variable Rate Senior Loan Interests	2.9
Commercial Mortgage-Backed Securities	2.7
U.S. Treasury Securities	1.7
Collateralized Mortgage Obligations - Agency Collateral Series	0.2
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**                                  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2019.

***                           Amount is less than 0.05%.

****                    Does not include open long/short futures contracts with a value of $99,280,222 and net unrealized depreciation of $16,299. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $5,432,800. Also does not include an open swap agreement with unrealized depreciation of $103,981.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • July 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9)

investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$237,411,510	$—	†	$237,411,510	†
Sovereign	—	151,093,661	—		151,093,661
Agency Fixed Rate Mortgages	—	95,830	—		95,830
Asset-Backed Securities	—	100,741,668	—		100,741,668
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,554,936	—		1,554,936
Commercial Mortgage-Backed Securities	—	19,264,538	—		19,264,538
Mortgages - Other	—	75,282,224	—		75,282,224
U.S. Treasury Securities	—	12,255,164	—		12,255,164
Variable Rate Senior Loan Interests	—	20,678,476	—		20,678,476
Total Fixed Income Securities	—	618,378,007	—	†	618,378,007	†
Short-Term Investments
Sovereign	—	8,555,420	—		8,555,420
Commercial Paper	—	2,987,033	—		2,987,033
U.S. Treasury Securities	—	24,764,056	—		24,764,056
Investment Company	72,103,153	—	—		72,103,153
Total Short-Term Investments	72,103,153	36,306,509	—		108,409,662
Foreign Currency Forward Exchange Contracts	—	6,062,002	—		6,062,002
Futures Contracts	356,265	—	—		356,265
Total Assets	72,459,418	660,746,518	—	†	733,205,936	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(629,202)	—		(629,202)
Futures Contracts	(372,564)	—	—		(372,564)
Credit Default Swap Agreement	—	(103,981)	—		(103,981)
Total Liabilities	$(372,564)	$(733,183)	$—		$(1,105,747)
Total	$72,086,854	$660,013,335	$—	†	$732,100,189	†

†            Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2019	$—

†      Includes one security which is valued at zero.